Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13 – SHAREHOLDERS’ EQUITY

Preferred shares

	Number of shares	Total
Balance, December 31, 2020	-	$-
Issuance of preferred shares[1]	4,000,000	4,000
Conversion from preferred shares to ordinary shares	(3,409,078)	(3,409)
Redemption of Preferred Shares[2]	(590,922)	(591)
Balance, December 31, 2021	-	$-

[1]	On January 8, 2021, the Company issued 4,000,000 of its Series A Convertible Preferred Shares, par value $0.001 per share (“Series A Preferred Shares”), at a purchase price of $1.00 per share and a stated value of $1.10 per share, in a registered direct offering.

[2]	On May 27, 2021, the Company redeemed 590,922 Series A Preferred Shares and repurchased 793,192 ordinary shares that were converted following the failure to file the 10-K from the purchaser for aggregate consideration of $1,450,000.

Ordinary shares

	Number of shares	Total
Balance, December 31, 2020	79,302,428	$79,302
Issuance of ordinary shares[1]	3,625,954	3,626
Conversion from preferred shares to ordinary shares	3,805,775	3,806
Repurchase of ordinary shares[2]	(793,192)	(793)
Balance, December 31, 2021	85,940,965	$85,941

[1]	On March 8, 2021, the Company sold 3,625,954 ordinary shares at a price of $1.31 per share, and 2,719,464 five-year warrants to purchase ordinary shares at an exercise price of $1.31 per share, in a registered direct offering.

2	On May 27, 2021, the Company redeemed 590,922 Series A Preferred Shares and repurchased 793,192 ordinary shares that were converted following the failure to file the 10-K from the purchaser for aggregate consideration of $1,450,000.

Statutory reserve

Pingtan Guansheng, Fujian Heyue, Pingtan Fishing and Pingtan Dingxin, which operate in the PRC are required to reserve 10% of their net profits after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The statutory reserves of the Company represent the statutory reserves of the above-mentioned companies as required under the PRC law.

The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends. As of December 31, 2015, the Company appropriated the required 50% of its registered capital to statutory reserve for Heyue. Accordingly, no additional statutory reserve for Heyue was required for the years ended December 31, 2021, 2020 and 2019. The Company made appropriation to statutory reserve for Pingtan Fishing amounted to $126,462 and $2,961 by the end of year 2021 and 202, respectively.

Pingtan Guansheng, Pingtan Dingxin, Pingtan Ocean, Fuzhou Howcious Investment, Pingtan Shinsilkroad and Pingtan Yikang had sustained losses since their establishment. No appropriation to their statutory reserves was required as they incurred recurring net losses.

For the years ended December 31, 2021 and 2020, statutory reserve activities for Pingtan Fishing and Fujian Heyue were as follows:

	Pingtan Fishing	Fujian Heyue	Total
Balance - December 31, 2019	$14,944,569	$804,182	$15,748,751
Addition to statutory reserve	2,961	-	2,961
Balance – December 31, 2020	14,947,530	804,182	15,751,712
Addition to statutory reserve	126,462	-	126,462
Balance – December 31, 2021	$15,073,992	$804,182	$15,878,174